COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Tables
Scedule of future minimum rental payments required under leases	Future minimum rental payments required under the leases are as follows for the years ended December 31:

2014	$306,802
2015	213,526
2016	30,064
Total	$550,392